Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Taxes
Schedule of reconciliation of effective tax rate

As at October 31	2023	2022
	$	$
Accounting Loss before income taxes	(48,596)	(73,763)
Canadian Statutory tax rate	23%	23%
Expected income tax recovery based on statutory rates	(11,177)	(16,965)

Increase (decrease) in taxes resulting from:
Non-deductible items	3,423	(979)
Tax on dispositions	-	-
Change in tax rates and subsidiary rate differential	(1,077)	(2,532)
Revaluation of tax estimates	(1,374)	(3,798)
Goodwill Impairment	-	12,134
Change in unrecognized deferred tax assets	2,916	7,796
Other items	(354)	1,429
Tax expense (recovery)	(7,644)	(2,915)

Components of the Deferred tax

For the year ended October 31, 2023	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$		$
Capital assets	5,048	(276)	1,491	(390)	5,873
Goodwill	(666)	-	1,063	-	397
Intangible assets	(15,389)	-	9,146	-	(6,243)
Right-of-use assets/liabilities	824	35	292	-	1,151
Other	2,406	-	(961)	-	1,445
Non-capital loss carry-forwards	26,305	-	58	-	26,363
Tax benefits not recognized	(28,131)	-	(2,122)	-	(30,253)
Total	(9,603)	(241)	8,967	(390)	(1,267)

Non-capital loss carry-forwards	-	-	-	-	-
Provision for obsolescence	(9,603)	(241)	8,967	(390)	(1,267)
Total	(9,603)	(241)	8,967	(390)	(1,267)